Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Key Management Personnel Compensation, Including Directors
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2021	2020

Short-term benefits 1	$8,779	$8,031

Post-employment benefits	801	658

PSUs 2	8,160	12,528

Equity settled stock based compensation (a non-cash expense) 3	3,367	3,555

Total executive compensation	$21,107	$24,772

1)  Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)  As more fully disclosed in Note 20.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
3)  As more fully disclosed in Notes 19.2 and 19.3, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.